CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts, net	$ 473	$ 467
Prepayments from customers, current portion	4,919	4,145
Accrued expenses and other current liabilities	55,642	54,406
Income tax payable	20,888	18,592
Less: current operating lease liabilities	13,890	16,856
Deferred revenue, current portion	27,019	34,351
Long-term debt, current portion		7
Prepayments from customers, non-current portion	1,461	4,024
Deferred revenue, non-current portion	999	1,726
Other non-current liabilities	11,645	12,519
Deferred income tax liabilities	1,768	1,890
Operating lease liabilities, non-current portion	$ 65,689	$ 76,308
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	990,000,000	990,000,000
Ordinary shares, shares issued (in shares)	29,213,801	29,213,801
Ordinary shares, shares outstanding (in shares)	28,035,934	27,812,754
VIE
Prepayments from customers, current portion	$ 4,881	$ 4,145
Accrued expenses and other current liabilities	41,790	42,703
Income tax payable	19,729	17,865
Less: current operating lease liabilities	9,017	12,277
Deferred revenue, current portion	23,289	29,367
Prepayments from customers, non-current portion	1,461	4,024
Deferred revenue, non-current portion	255	709
Other non-current liabilities	8,518	9,307
Deferred income tax liabilities	217
Operating lease liabilities, non-current portion	$ 56,799	$ 67,726